Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION

Unrestricted Common Stock Awards

During the year ended December 31, 2025, the Company granted 6,000 unrestricted common shares to certain executives in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized the full amount of $121,410 for the year ended December 31, 2025. This compensation cost is included within Research and Development expenses on the Company’s consolidated and combined statements of operations. As of December 31, 2025, there were no unrecognized compensation costs related to unrestricted common shares.

During the year ended December 31, 2024, the Company granted 300,000 unrestricted common shares to certain executives in connection with the terms of their individual employment agreements. As these awards were fully-vested, unrestricted shares, the Company recognized $1,359,000 for the year ended December 31, 2024. This compensation cost is included within Selling, General, and Administrative expenses on the Company’s consolidated and combined statements of operations. As of December 31, 2024, there were no unrecognized compensation costs related to unrestricted common shares.

Restricted Stock Units

During the year ended December 31, 2025, the Company granted restricted stock units (“RSUs”) to certain executives and management in connection with the terms of their respective employment agreements. The Company recognized stock-based compensation expense of $1,715,807 for the 12 months ended December 31, 2025, which is included within operating expenses on the Company’s consolidated and combined statements of operations. There were no stock options granted or outstanding during the year ended December 31, 2025.

The following table summarizes RSU activity for the year ended December 31, 2025:

	Number of Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	—	—
Granted	278,000	$6.55
Vested	252,667	6.78
Cancelled	—	—
Outstanding at December 31, 2025	530,667	$6.66

As of December 31, 2025, total unrecognized compensation cost related to unvested RSUs was approximately $351,687, which is expected to be recognized over a weighted-average period of 1.06 years.

There were no restricted stock units or stock options granted during the year ended December 31, 2024. Additionally, there were no restricted stock units or stock options outstanding at either the beginning or the end of the period ended December 31, 2024.

Warrants

During the year ended December 31, 2025, the Company granted 12,000 at-the-money warrants, respectively, to certain executive officers pursuant to the terms of their individual employment agreements. The warrants were fully vested upon grant and expire on February 2, 2029, however, the exercise price has not been established.

There were no warrants granted during the year ended December 31, 2024. Additionally, there were no warrants outstanding at either the beginning or the end of the periods ended September 30, 2024.

Awards with Market-Based Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive unrestricted shares of common stock if certain stock price targets are met during the term of the respective employment agreements. A stock price target will be satisfied if the 120-day trailing average closing price (based on trading days) of a share of the Company’s common stock equals or exceeds the applicable stock price target, which range from $1,500 to $15,000 per share. The executives could be granted up to 120,000 shares based on attainment of all applicable stock price targets over the term of six years and an estimated fair value of approximately $4,800,000. The Company recorded $1,112,705 and $1,008,015 of expense related to these awards for the years ended December 31, 2025 and 2024, respectively. This compensation cost is included within Selling, General, and Administrative expenses on the Company’s consolidated and combined statements of operations.

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00

Awards with Performance Conditions

In connection with the aforementioned executive employment agreements, certain executives are eligible to receive cash incentive payments in connection with the Company achieving certain capital raise targets. In addition, these executives can also receive a cash bonus equal to 2.5% of the equity value of the Company (up to $10 million for each executive, totaling $20 million) in an applicable sale of the Company as defined by the terms of the employment agreements. Through December 31, 2025, it was not considered probable that either performance condition would be achieved, and therefore no expense was recorded related to these awards.

Stock-based Compensation to Consultants

The Company periodically grants equity awards to non-employee consultants and contractors in exchange for services provided to the Company. The Company accounts for these awards in accordance with ASC 718. The grant-date fair value of the awards is measured on the date the awards are approved and the terms of the award and the recipient’s service obligation are established.

Equity awards granted to non-employee consultants and contractors may vest upon the grant date or over a specified service period. The Company recognizes stock-based compensation expense based on the grant-date fair value of the awards over the applicable service period. The grant-date fair value of shares issued is generally based on the closing price of the Company’s common stock on the date of grant.

During the years ended December 31, 2025 and 2024, the Company recognized stock-based compensation expense of $3,960,422 and $950,000, respectively, related to equity awards granted to consultants and contractors. Such amounts are included within operating expenses in the consolidated and combined statements of operations.